Corporate debt	6 Months Ended
Jun. 30, 2018
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt

The breakdown of the corporate debt as of June 30, 2018 and December 31, 2017 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	624,163	574,176
Current	14,878	68,907
Total Corporate Debt	639,041	643,083

The repayment schedule for the corporate debt as of June 30, 2018 is as follows:

	Remainder of 2018	Between January and June 2019	Between July and December 2019	2020	2021	2022	Subsequent years	Total
New Revolving Credit Facility	-	-	-	-	57,586	-	-	57,586
Note Issuance Facility	49	-	-	-	-	104,632	208,127	312,808
2017 Credit Facility	11,705	-	-	-	-	-	-	11,705
2019 Notes	3,124	-	253,818	-	-	-	-	256,942
Total	14,878	-	253,818	-	57,586	104,632	208,127	639,041

On November 17, 2014, the Company issued the Senior Notes due 2019 in an aggregate principal amount of $255,000 thousand (the “2019 Notes”). The 2019 Notes accrue annual interest of 7.00% payable semi-annually beginning on May 15, 2015 until their maturity date of November 15, 2019.

On December 3, 2014, the Company entered into a credit facility of up to $125,000 thousand with Banco Santander, S.A., Bank of America, N.A., Citigroup Global Markets Limited, HSBC Bank plc and RBC Capital Markets, as joint lead arrangers and joint bookrunners (the “Former Revolving Credit Facility” or ”Former RCF”). On December 22, 2014, the Company drew down $125,000 thousand under the Former RCF. Loans accrued interest at a rate per annum equal to: (A) for Eurodollar rate loans, LIBOR plus 2.75% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus 1/2 of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus 1.75%. $8,000 thousand of the loans under the Former RCF were partially repaid on September 25, 2017 and for $63,000 thousand on December 27, 2017. The remaining $54,000 of nominal of the Former RCF has been entirely repaid on May 16, 2018 and the credit facility canceled.

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility”), in an aggregate principal amount of €275,000 thousand. The 2022 to 2024 Notes accrue annual interest, equal to the sum of (i) EURIBOR plus (ii) 4.90%, as determined by the Agent. Interest on the Notes will be payable in cash quarterly in arrears on each interest payment date. The Company will make each interest payment to the holders of record on each interest payment date. The interest rate on the Note Issuance Facility is fully hedged by two interest rate swaps contracted with Jefferies Financial Services, Inc. with effective date March 31, 2017 and maturity date December 31, 2022, resulting in the Company paying a net fixed interest rate of 5.5% on the Note Issuance Facility. Changes in fair value of these interest rate swaps have been recorded in the consolidated income statement. The Note Issuance Facility is a € denominated liability for which the Company applies net investment hedge accounting. When converted to US$ at US$/€ closing exchange rate, it contributes to reduce the impact in translation difference reserves generated in the equity of these consolidated financial statements by the conversion of the net assets of the Spanish solar assets into US$.

On July 20, 2017, the Company signed a credit facility (the “Credit Facility 2017”) for up to €10 million, approximately $11.7 million, which is available in euros or US dollars. Amounts drawn accrue interest at a rate per year equal to EURIBOR plus 2.25% or LIBOR plus 2.25%, depending on the currency. As of December 31, 2017, the Company drew down the credit facility in full and used the entire proceeds to prepay a part of the Tranche A of the Credit Facility. The credit facility had an original maturity date of July 20, 2018 and therefore the amounts drawn down were classified as Current as of June 30, 2018. It has been renewed during the month of July 2018 and the new maturity date is July 20, 2019.

On May 10, 2018, the Company entered into a $215 million revolving credit facility (the “Revolving Credit Facility”) with Royal Bank of Canada, as administrative agent and Royal Bank of Canada and Canadian Imperial Bank of Commerce, as issuers of letters of credit. The Company has the option to increase the amount of the Revolving Credit Facility by up to $85 million to $300 million, subject to certain conditions being met. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, LIBOR plus a percentage determined by reference to our leverage ratio, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $70 million of the Revolving Credit Facility. The maturity of the Revolving Credit Facility is December 31, 2021. As of June 30, 2018, the Company had drawn down an amount of $58 million (net of debt issuance costs).

Current corporate debt corresponds mainly to the accrued interest on the Notes and to the amount of the 2017 Credit Facility.